Geographical Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Geographical Information
20.	Geographical Information

The Company has one reportable segment, reflecting the aggregation of the Company’s operating segments that consist of PV operations by geographical region. The decision-making group is the senior executive management team which consists of Vincent Browne, Chief Executive Officer, Joseph Duey, Chief Financial Officer, and Taliesin Durant, Chief Legal Officer. The following tables present geographic information related to the Company’s single reportable segment.

	Three Months Ended September 30		Nine Months Ended September 30
	2023	2022	2023	2022
Revenue by Country
Italy	1,228	1,018	2,924	2,847
Romania	5,161	4,216	13,271	14,061
Germany	8	44	22	142
Netherlands	1,096	1,673	4,378	3,759
Poland	2,952	5,411	7,121	9,659
United States	33	10	83	15
Total	10,478	12,372	27,799	30,483

	Three Months Ended September 30		Nine Months Ended September 30
	2023	2022	2023	2022
Cost of Revenue by Country
Italy	250	161	732	469
Romania	657	2,427	2,193	5,868
Germany	25	16	30	30
Netherlands	249	268	619	632
Poland	955	1,724	2,924	2,632
United States	21	-	47	-
Total	2,157	4,596	6,545	9,631

20.	Geographical Information

The Company has one reportable segment, reflecting the aggregation of the Company’s operating segments that consist of PV operations by geographical region. The decision-making group is the senior executive management team which consists of Vincent Brown, Chief Executive Officer, Joseph Duey, Chief Financial Officer, and Taliesin Durant, Chief Legal Officer. The following tables present geographic information related to the Company’s single reportable segment.

	Year Ended December 31,
Revenues	2022	2021
	(in thousands)
Italy	$3,354	$3,665
Romania	13,710	13,964
Germany	201	187
Netherlands	4,528	1,340
Poland	10,709	2,237
United States	24	—
Total	$32,526	$21,393

	Year Ended December 31,
Cost of Revenues	2022	2021
	(in thousands)
Italy	$812	$711
Romania	3,628	5,256
Germany	42	50
Netherlands	600	487
Poland	4,142	661
Total	$9,224	$7,165

	Year Ended December 31,
Long Lived Assets	2022	2021
	(in thousands)
Italy	$23,407	$25,305
Romania	44,759	48,753
Germany	1,927	4,371
Netherlands	25,416	22,949
Poland	75,033	63,917
Ireland	13,702	10,161
United States	5,919	856
Spain	145	66
Total	$190,308	$176,378